AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 21 2011

Securities Act File No. 033-79708

Investment Company Act File No. 811-8542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|

Pre-Effective Amendment No.	| |
Post-Effective Amendment No. 37	|X|

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

Amendment No. 39	|X|

THE SARATOGA ADVANTAGE TRUST

(a Delaware business trust)

(Exact Name of Registrant as Specified in Charter)

1101 STEWART AVENUE, SUITE 207

GARDEN CITY, NEW YORK 11530

(Address of Principal Executive Offices)(Zip Code)

(516) 307-1760(Registrant's Telephone Number, Including Area Code)

STUART M. STRAUSS, ESQ.

 DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036-6797

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

_X _	immediately upon filing pursuant to paragraph (b) of Rule 485.
On [date] pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
__	75 days after filing pursuant to paragraph (a)(2) of Rule 485.
__	on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the   17th day of March , 2011.

                                        THE SARATOGA ADVANTAGE TRUST

                                        By:  /s/BRUCE E. VENTIMIGLIA

Bruce E. Ventimiglia

President, CEO and

Chairman of the Board of Trustees

         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE
/s/Bruce E. Ventimiglia Bruce E. Ventimiglia	Trustee, Chairman of the Board, President and CEO (principal executive officer)	March 17, 2011
/s/Jonathan W. Ventimiglia Jonathan W. Ventimiglia	Chief Financial Officer & Treasurer	March 17, 2011
/s/ Patrick H. McCollough* Patrick H. McCollough	Trustee	March 17, 2011
/s/ Udo W. Koopmann* Udo W. Koopmann	Trustee	March 17 , 2011
/s/ Floyd E. Seal* Floyd E. Seal	Trustee	March 17 , 2011
/s/ Stephen H. Hamrick* Stephen H. Hamrick	Trustee	March 17 , 2011
/s/ William B. Blundin* William B. Blundin	Trustee	March 17, 2011

*By:

/s/ Stuart M. Strauss

Stuart M. Strauss, Attorney-in-Fact

James Alpha Cayman Commodity Fund I Ltd. certifies that it has duly caused this Registration Statement of The Saratoga Advantage Trust, with respect only to information that specifically relates to James Alpha Cayman Commodity Fund I Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized in the State of New York on the 17th day of March, 2011.

JAMES ALPHA CAYMAN COMMODITY FUND I LTD.

By:  /s/BRUCE E. VENTIMIGLIA

Bruce E. Ventimiglia

Director

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase